Long-Term Debt (Aggregate Annual Principal Payments On Debt Associated With Assets Held For Use And Held For Sale) (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
Maturities of Long-term Debt [Line Items]
2013	$ 42,527	$ 56,378
2014	10,559	3,301
2015	19,971	14,939
2016	5,412	5,538
2017	43,641	43,286
Thereafter	9,253	9,379
Long-term Debt, Total	131,363	132,821
Held For Sale [Member]
Maturities of Long-term Debt [Line Items]
2013	39,977	43,312
Long-term Debt, Total	39,977	43,312
Held For Use [Member]
Maturities of Long-term Debt [Line Items]
2013	2,550	13,066
2014	10,559	3,301
2015	19,971	14,939
2016	5,412	5,538
2017	43,641	43,286
Thereafter	9,253	9,379
Long-term Debt, Total	$ 91,386	$ 89,509